Organization	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Organization

1. Organization

Description of Business

Prothena Corporation plc (“Prothena” or the “Company”), a public limited company formed under the laws of Ireland, is a clinical stage biotechnology company focused on the discovery, development and commercialization of novel antibodies for the treatment of a broad range of diseases that involve protein misfolding or cell adhesion. The Company is focused on the discovery, development and commercialization of therapeutic monoclonal antibodies directed specifically to disease causing proteins. The Company’s antibody-based product candidates target a broad range of potential indications including AL and AA forms of amyloidosis (NEOD001), Parkinson’s disease and other synucleinopathies (PRX002) and inflammatory diseases and cancers (PRX003). The Company initiated a Phase 1 clinical trial for NEOD001, with the first patient dosing in April 2013. The Phase 1 clinical trial of NEOD001 is evaluating its safety and tolerability in AL amyloidosis patients. The Company also plans to initiate Phase 1 clinical trials for PRX002 and PRX003 in 2014 and 2015, respectively. The Company’s strategy is to identify antibody candidates for clinical development by applying its extensive expertise in generating novel therapeutic antibodies and working with collaborators having expertise in specific animal models of disease.

Prothena’s business consists of a substantial portion of Elan Corporation plc’s (“Elan”) former drug discovery business platform, including Neotope Biosciences Limited and its wholly owned subsidiaries Onclave Therapeutics Limited and Prothena Biosciences Inc (which for the period prior to separation and distribution are referred to herein as the “Prothena Business”). Effective December 20, 2012, the Prothena Business separated from Elan.

Liquidity and Business Risks

As of December 31, 2012 and June 30, 2013, the Company had an accumulated deficit of $0.3 million and $20.6 million, respectively and cash and cash equivalents of $124.9 million and $112.5 million, respectively. Based on the Company’s business plans, management believes that the Company’s cash and cash equivalents at December 31, 2012 and June 30, 2013 were sufficient to meet its obligations for at least the next respective twelve months. To operate beyond such period, or if the Company elects to increase its spending on development programs significantly above current long-term plans or enters into potential licenses and or other acquisitions of complementary technologies, products or companies, the Company may need additional capital. The Company expects to continue to finance future cash needs that exceed its operating activities primarily through its current cash and cash equivalents, and to the extent necessary, through proceeds from public or private equity or debt financings, loans and collaborative agreements with corporate partners or other arrangements.

The Company is subject to a number of risks, including but not limited to: the uncertainty of the Company’s research and development (“R&D”) efforts resulting in future successful commercial products; obtaining regulatory approval for new products; its ability to successfully commercialize its product candidates, if approved; significant competition from larger organizations; reliance on the proprietary technology of others; dependence on key personnel; uncertain patent protection; dependence on corporate partners and collaborators; and possible restrictions on reimbursement from governmental agencies and healthcare organizations, as well as other changes in the healthcare industry.

The Company is dependent on Boehringer Ingelheim to manufacture its clinical supplies of monoclonal antibodies NEOD001, PRX002 and PRX003. An inability to obtain product supply could have a material adverse impact on the Company’s business, financial condition and results of operations.

Use of Estimates

The preparation of the Consolidated Financial Statements in conformity with Generally Accepted Accounting Principles in the United States (“GAAP”) requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Because of the uncertainties inherent in such estimates, actual results may differ materially from these estimates.